Fees Summary	Jun. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,600,000
Previously Paid Amount	0.00
Total Fee Amount	1,316.66
Total Offset Amount	0.00
Net Fee	1,316.66
Narrative - Max Aggregate Offering Price	$ 8,600,000
Final Prospectus	true